Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Purchase | Vendor A
Concentrations
Concentration Risk Percentage	33.00%
Purchase | Vendor B
Concentrations
Concentration Risk Percentage	13.00%	12.00%
Accounts payable | Vendor A
Concentrations
Accounts Payable	$ 2,918
Accounts payable | Vendor B
Concentrations
Accounts Payable	$ 368	$ 257